Inventories (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2014
Inventory Disclosure [Abstract]
Raw materials		$ 60,549	$ 39,290
Inventory, Raw Materials, Net of Reserves	$ 51,873	55,667
Work in progress		28,677	28,155
Inventory, Work in Process, Net of Reserves	23,496	28,234
Finished goods		104,658	81,099
Inventory, Finished Goods, Net of Reserves	86,462	87,935
Total inventories		193,884	148,544
Reserves		(22,048)	(4,202)
Inventories	$ 161,831	$ 171,836	$ 144,342